Filed with the Securities and Exchange Commission on May 17, 2021

1933 Act Registration File No. 033-34411

1940 Act File No. 811-06096

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 50	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 53	[ X ]

(Check appropriate box or boxes.)

THE TORRAY FUND

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Ave., Ste. 750W

Bethesda, MD 20814

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 493-4600

Shawn M. Hendon, President
The Torray Fund
7501 Wisconsin Ave., Ste. 750W,
Bethesda, MD 20814

(Name and Address of Agent for Service)

Copy to:

Thomas G. Sheehan, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 50 to the Registration Statement of the Torray Fund (the “Fund”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No.49 on Form N-1A filed on April 30, 2021. This PEA No. 50 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 49 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Bethesda and State of Maryland on the 17th day of May 2021.

The Torray Fund

By:	/s/ Shawn M. Hendon
Shawn M. Hendon, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May 2021.

Signature	Capacity

/s/ Shawn M. Hendon	President
Robert E. Torray

/s/ WILLIAM M LANE	Trustee and Treasurer
William M Lane

/s/ BRUCE C. ELLIS	Trustee
Bruce C. Ellis*

/s/ WAYNE H. SHANER	Trustee
Wayne H. Shaner*

/s/ CAROL T. CRAWFORD	Trustee
Carol T. Crawford*

* By:	/s/ WILLIAM M LANE
William M Lane
Attorney-in-Fact

*	Pursuant to Powers of Attorney as previously filed.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE